Other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Miscellaneous liabilities [abstract]
Disclosure of other liabilities

	12/31/2024	12/31/2023
Payments to be processed (a)	1,896,283	1,150,536
Social and statutory provisions	206,392	139,752
Lease liabilities (Note 24.a)	113,690	120,395
Pending settlements (b)	50,202	118,307
Contract liabilities (c)	38,205	41,785
Agreements	19,755	27,979
Other liabilities	61,930	298,494
Total	2,386,457	1,897,248

(a)    The balance is substantially composed of: (i) credit operation installments to be transferred, (ii) payment orders to be settled, (iii) suppliers to be paid, (iv) liabilities from business combination and (v) fees to be paid;
(b)     Refer to customer operations intended for carrying out business with fixed income securities, shares, commodities and financial assets, which will be settled within a maximum period of D+5; and
(c)    The balance consists of amounts received, not yet recognized in the income statement arising from the exclusive contract for insurance products signed between the subsidiary Inter Digital Corretora and Consultoria de Seguros Ltda. (“Inter Seguros”) and Liberty Seguros.

Schedule of lease liabilities
The changes in lease liabilities in the year ended December 31, 2024 and year ended December 31, 2023 are as follows:

Balance at January 1, 2024	120,395
New contracts	1,813
Payments	(36,993)
Accrued interest	28,475
Ending balance at December 31, 2024	113,690

Balance at January 1, 2023	146,705
New contracts	3,460
Payments	(37,678)
Accrued interest	7,908
Ending balance at December 31, 2023	120,395

Schedule of lease maturity
The maturity of the lease liabilities as of December 31, 2024 and December 31, 2023 is as follows:

	12/31/2024	12/31/2023
Up to 1 year	1,011	6,016
From 1 year to 5 years	10,584	10,431
Above 5 years	102,095	103,948
Total	113,690	120,395